UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential Floating Rate Income Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.9%
ASSET-BACKED SECURITY — 0.5%
Collateralized Loan Obligation
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400% (cost $2,514,421)	4.778	%(c)	10/30/23	2,500	$2,500,475

BANK LOANS — 95.1%
Aerospace & Defense — 1.5%
Greenrock Finance, Inc., First Lien Initial USD Term B Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	06/28/24	1,250	1,255,729
Sequa Mezzanine Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 5.500%	6.841	%(c)	11/26/21	1,496	1,505,601
Standardaero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%^	5.100	%(c)	07/07/22	2,518	2,530,810
Transdigm, Inc., Tranche G Term Loan, 1 Month LIBOR + 3.000%	4.341	%(c)	08/22/24	2,718	2,730,080

					8,022,220

Automotive — 3.9%
American Tire Distributors, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	5.600	%(c)	09/01/21	1,462	1,468,643
BBB Industries US Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	5.850	%(c)	11/03/21	1,186	1,199,123
Belron Finance US LLC, Initial Term B Loan, 3 Month LIBOR + 2.500%^	3.892	%(c)	11/07/24	1,100	1,108,250
Bright Bidco BV (Netherlands), First Lien Term B Loan, 1 Month LIBOR + 4.500%	5.841	%(c)	07/01/24	2,170	2,192,614
CWGS Group LLC, Term Loan, 1 Month LIBOR + 3.000%	4.296	%(c)	11/08/23	744	747,942
DexKo Global, Inc., First Lien US Dollar Term B Loan, 3 Month LIBOR + 4.000%^	5.365	%(c)	07/24/24	1,150	1,161,500
Federal-Mogul Holdings Corp., Tranche C Term Loan, 1 Month LIBOR + 3.750%	5.050	%(c)	04/15/21	1,123	1,130,845
Highline Aftermarket Acquisition LLC, Term Loan, 3 Month LIBOR + 4.250%	5.625	%(c)	03/18/24	622	628,487
Horizon Global Corp., 2017 Replacement Term Loan, 1 Month LIBOR + 4.500%^	5.850	%(c)	06/30/21	968	975,067
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	4.750	%(c)	11/06/24	1,750	1,752,187
Rough Country LLC, First Lien Term Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	05/25/23	898	896,067
Sage Automotive Interiors, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	6.350	%(c)	11/08/22	2,531	2,537,202
Superior Industries International, Inc., Closing Date Term Loan, 1 Month LIBOR + 4.500%^	5.813	%(c)	05/22/24	449	451,648
Tower Auto Holdings USA LLC, Third Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.000	%(c)	03/07/24	1,674	1,679,186
Truck Hero, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	5.326	%(c)	04/22/24	2,020	2,018,043
Tweddle Group, Inc., Closing Date Term Loan, 3 Month LIBOR + 6.000%^	7.380	%(c)	10/24/22	1,172	1,171,709

					21,118,513

Brokerage — 0.8%
Jefferies Finance LLC, Term Loan, 3 Month LIBOR + 3.000%	4.438	%(c)	08/02/24	475	475,594
National Financial Partners Corp., Term B Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	01/08/24	1,241	1,246,828

VFH Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	5.135	%(c)	12/30/21	2,356	2,382,860

					4,105,282

Building Materials & Construction — 1.9%
Apex Tool Group LLC, Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	01/31/20	1,884	1,872,966
Beacon Roofing Supply, Inc., Term Loan, 3 Month LIBOR + 2.250%	3.607	%(c)	01/02/25	975	977,437
CHI Overhead Doors, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%^	4.583	%(c)	07/29/22	1,499	1,498,673
Installed Building Products, Inc., Term Loan, 3 Month LIBOR + 3.000%	4.324	%(c)	04/15/24	998	998,747
Interior Logic Group, Inc., Initial Term Loan, 3 Month LIBOR + 6.000%^	7.316	%(c)	02/28/24	1,828	1,832,695
LBM Borrower LLC, Tranche B Term Loan, 1 Month LIBOR + 4.500%	5.886	%(c)	08/19/22	1,525	1,536,840
PriSo Acquisition Corp., Term B Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	05/09/22	932	936,381
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.100	%(c)	11/15/23	933	935,217

					10,588,956

Building Products — 0.2%
Forterra Finance LLC, Replacement Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	10/25/23	941	848,214

Cable — 4.2%
Altice Fin SA (Luxembourg), Term Loan, 3 Month LIBOR + 2.750%	4.100	%(c)	01/31/26	750	737,813
Beasley Mezzanine Holdings LLC, Term Loan, 3 Month LIBOR + 4.000%	5.422	%(c)	11/30/23	700	702,637
Casa Systems, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%	5.333	%(c)	12/14/23	1,241	1,249,005
Cogeco Communications USA II LP, Term Loan, 3 Month LIBOR + 2.375%	3.684	%(c)	01/31/25	1,800	1,799,249
ConvergeOne Holdings Corp., Term Loan, 3 Month LIBOR + 4.750%	6.090	%(c)	06/20/24	1,646	1,645,875
Entravision Comms Corp., Term Loan, 3 Month LIBOR + 2.500%	3.941	%(c)	11/30/24	625	624,479
Hemisphere Media Holdings LLC, Term B-1 Loan, 1 Month LIBOR + 3.500%^	4.850	%(c)	02/14/24	944	896,795
Intelsat Jackson Holdings SA (Luxembourg), Term Loan, 3 Month LIBOR + 3.750%	5.160	%(c)	11/30/23	2,300	2,262,050
NEP Group, Inc., First Lien Amendment No 5 Incremental Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	07/21/22	1,216	1,217,157
NEP Group, Inc., New Term Loan (Second Lien), 1 Month LIBOR + 7.000%^	8.246	%(c)	01/23/23	392	393,826
Numericable U.S. LLC (France), USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%	4.349	%(c)	01/31/26	1,725	1,690,500
Numericable US LLC (France), USD TLB-11 Term Loan, 3 Month LIBOR + 2.750%	4.130	%(c)	07/31/25	597	582,374
Radiate Holdco LLC, Term Loan, 3 Month LIBOR + 3.000%	4.436	%(c)	02/01/24	2,700	2,676,796
Unitymedia Fin LLC (Germany), Term Loan, 3 Month LIBOR + 2.250%	3.615	%(c)	01/31/26	850	844,475
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	3.750	%(c)	01/15/26	1,450	1,451,813

Virgin Media Bristol LLC, K Facility, 1 Month LIBOR + 2.500%	3.750	%(c)	01/15/26	900	899,357
WideOpenWest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	4.533	%(c)	08/18/23	1,050	1,044,312
Xplornet Communications, Inc. (Canada), Term B Loan, 3 Month LIBOR + 4.750%	6.083	%(c)	09/09/21	1,958	1,976,000

					22,694,513

Capital Goods — 8.3%
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	04/22/24	1,721	1,717,147
Allflex Holdings III, Inc., First Lien Initial Term Loan, Private Placement, 3 Month LIBOR + 3.250%	4.706	%(c)	07/17/20	1,028	1,032,422
Anvil International LLC, Initial Term Loan B, 2 Month LIBOR + 4.500%^	5.820	%(c)	08/01/24	1,725	1,733,625
Artic Glacier USA, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	5.600	%(c)	03/20/24	995	1,005,572
Blount International, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	5.492	%(c)	04/12/23	775	781,781
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.608	%(c)	06/21/24	3,516	3,528,884
Charah LLC, Initial Loan, 3 Month LIBOR + 6.250%^	7.712	%(c)	10/25/24	875	879,375
Circor International, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.954	%(c)	12/31/24	625	623,828
Coinamatic Canada, Inc., First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	05/16/22	98	98,105
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	4.833	%(c)	02/27/20	575	562,063
CPM Acquisition Corp., Second Lien Term Loan, 1 Month LIBOR + 8.250%^	9.600	%(c)	04/10/23	200	204,000
CPM Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%	5.600	%(c)	04/11/22	1,184	1,195,732
Crosby US Acquisition Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	4.446	%(c)	11/23/20	1,450	1,377,071
Diversitech Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.840	%(c)	06/03/24	1,047	1,051,303
Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%^	4.350	%(c)	12/31/21	1,555	1,561,329
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 5.500%^	6.850	%(c)	08/16/23	725	719,563
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	4.583	%(c)	01/28/22	2,099	2,120,112
Engineered Machinery Holdings, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.250%	3.916	%(c)	07/25/24	101	100,664
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 2 Month LIBOR + 3.250%	4.559	%(c)	07/19/24	774	774,336
Harsco Corp., Term Loan, 1 Month LIBOR + 5.000%^	6.375	%(c)	11/02/23	744	748,097
HD Supply Waterworks Ltd., Initial Term Loan, 1 Month LIBOR + 3.000%	4.455	%(c)	08/01/24	1,075	1,080,375
Helix Acquisition Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	5.333	%(c)	09/27/24	1,175	1,185,281
Ilpea Parent, Inc., Term Loan, 1 Month LIBOR + 5.500%^	6.850	%(c)	03/02/23	988	989,969
Infiltrator Water Technologies LLC (Canada), Term B-2 Loan, 3 Month LIBOR + 3.000%	4.333	%(c)	05/27/22	2,032	2,045,588
K&N Engineering, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	6.100	%(c)	10/20/23	1,474	1,452,246
Kemet Corp., Initial Term Loan, 1 Month LIBOR + 6.000%^	7.350	%(c)	04/26/24	543	547,198
Milacron LLC, Term B Loan, 1 Month LIBOR + 2.750%^	4.100	%(c)	09/28/23	1,390	1,391,237

North American Lifting Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 4.500%	5.833	%(c)	11/27/20	487	457,810
Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 1 Month LIBOR + 2.750%^	4.100	%(c)	06/27/24	549	549,997
PSC Industrial Holdings Corp., First Lien Term Loan, 1 Month LIBOR + 4.250%	5.495	%(c)	10/11/24	1,075	1,079,703
Robertshaw Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.750	%(c)	08/02/24	1,500	1,510,313
Strategic Materials Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	5.127	%(c)	10/25/24	525	527,625
Synagro Infrastructure Co., Inc., Term Loan, 3 Month LIBOR + 5.250%^	6.583	%(c)	08/21/20	168	156,559
Tank Holding Corp., Initial Term Loan, 3 Month LIBOR + 4.250%	5.548	%(c)	03/16/22	910	911,459
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%^	5.125	%(c)	10/30/24	525	527,625
TKC Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%	5.636	%(c)	02/01/23	1,417	1,431,488
TKC Holdings, Inc., Second Lien Initial Term Loan, 2 Month LIBOR + 8.000%	9.423	%(c)	02/01/24	825	828,438
TRC Co., Inc., Term Loan, 1 Month LIBOR + 4.000%	5.283	%(c)	06/21/24	825	826,031
U.S. Security Associates Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%	5.333	%(c)	07/14/23	1,513	1,528,021
Unifrax I LLC, 2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%^	4.833	%(c)	04/04/24	1,721	1,720,688
UOS LLC, Initial Term Loan, 1 Month LIBOR + 5.500%	6.850	%(c)	04/18/23	299	305,609
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	11/30/23	621	623,243
Wash Multifamily Acquisition, Inc., First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	05/16/22	559	560,188
WCA Waste Systems, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	4.063	%(c)	08/14/23	644	642,696
WireCo WorldGroup, Inc., First Lien Term Loan, 3 Month LIBOR + 5.500%	5.500	%(c)	09/29/23	569	568,538

					45,262,934

Chemicals — 2.7%
A. Schulman, Inc., Initial US Term B Loan, 1 Month LIBOR + 3.250%	4.550	%(c)	06/01/22	430	431,164
Alpha US Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.333	%(c)	01/31/24	1,197	1,202,985
Colouroz Investment 2 LLC (Germany), Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%^	8.615	%(c)	09/06/22	118	94,262
Cyanco Intermediate Corp., Initial Term Loan, 1 Month LIBOR + 4.500%^	5.850	%(c)	05/01/20	1,346	1,359,927
Dubois Chemicals, Inc., First Lien Delayed Draw Term Loan^	—	(p)	03/15/24	82	81,871
Dubois Chemicals, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%^	5.100	%(c)	03/15/24	1,138	1,140,870
Emerald Performance Materials LLC, Second Lien Initial Term Loan, 1 Month LIBOR + 7.750%	9.100	%(c)	08/01/22	300	301,688
HB Fuller Co., Term Loan, 1 Month LIBOR + 2.250%	3.533	%(c)	10/21/24	1,325	1,329,416
KMG Chemicals, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	5.600	%(c)	06/17/24	356	358,670
MacDermid, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	06/07/23	977	981,590
Nexeo Solutions LLC, Term B Loan, 3 Month LIBOR + 3.750%	3.860	%(c)	06/09/23	1,693	1,700,378

Oxea Corp., Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%	4.875	%(c)	10/11/24	1,600	1,600,000
Plaskolite, Inc., Term Loan (First Lien), 3 Month LIBOR + 4.000%^	5.333	%(c)	11/03/22	758	759,737
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	4.813	%(c)	06/13/23	1,282	1,285,600
Sonneborn Refined Products BV, Initial BV Term Loan, 1 Month LIBOR + 3.750%^	5.100	%(c)	12/10/20	118	117,207
Sonneborn, Inc., Initial US Term Loan, 1 Month LIBOR + 3.750%^	5.100	%(c)	12/10/20	667	664,176
Tronox Finance LLC, First Lien Blocked Dollar Term Loan, 3 Month LIBOR + 3.000%	4.323	%(c)	09/23/24	363	365,693
Tronox Finance LLC, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 3.000%	4.323	%(c)	09/23/24	837	843,907
Univar, Inc., Term Loan, 3 Month LIBOR + 2.500%	3.946	%(c)	07/01/24	250	250,677

					14,869,818

Consumer — 6.4%
24 Hour Fitness Worldwide, Inc., Term Loan, 3 Month LIBOR + 3.750%	5.085	%(c)	05/28/21	863	862,646
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	09/26/24	1,375	1,313,125
Amern Resource Services LLC, First Lien Term Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	06/30/21	1,392	1,390,984
ASP MCS Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.750%^	6.033	%(c)	05/20/24	1,272	1,278,172
Calceus Acquisition, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	01/31/20	1,913	1,772,912
CIBT Solutions, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%	5.333	%(c)	06/03/24	798	799,995
CIBT Solutions, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 7.750%^	9.083	%(c)	06/03/25	300	303,000
Diamond (BC) BV, Initial USD Term Loan, 2 Month LIBOR + 3.000%	4.423	%(c)	09/06/24	1,475	1,474,016
Eab Global, Inc., First Lien Term Loan, 1 Month LIBOR + 3.750%^	5.016	%(c)	11/15/24	1,400	1,405,250
Galleria Co., Term B Loan, 1 Month LIBOR + 3.000%	4.250	%(c)	09/29/23	500	500,000
Global Appliance, Inc., Tranche B Term Loan, 3 Month LIBOR + 4.000%^	5.340	%(c)	10/04/24	1,100	1,112,375
Hoffmaster Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	5.833	%(c)	11/21/23	1,613	1,622,220
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	04/26/24	4,352	4,370,276
Legalzoom, Term Loan, 3 Month LIBOR + 4.500%^	5.941	%(c)	11/21/24	875	870,625
Oak Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.500%^	5.850	%(c)	10/26/23	1,070	994,855
Ozark Holdings LLc, Initial Term Loan, 1 Month LIBOR + 3.750%	5.100	%(c)	07/03/23	1,486	1,496,646
PODS LLC, Term Loan, 3 Month LIBOR + 3.000%	4.441	%(c)	12/30/24	1,750	1,757,292
PODS LLC, Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	4.495	%(c)	02/02/22	1,305	1,309,500
Radio Systems Corp., Term Loan, 1 Month LIBOR + 3.500%^	4.850	%(c)	05/02/24	948	951,492
Recess Holdings Inc., First Lien Delayed Draw Term Loan^	—	(p)	09/18/24	107	107,545
Recess Holdings Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%^	5.254	%(c)	09/18/24	793	795,830

Revlon Consumer Products Corp., Initial Term B Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	09/07/23	1,957	1,458,048
Serta Simmons Bedding LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.866	%(c)	11/08/23	2,159	2,088,303
Sterling Midco Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%^	4.843	%(c)	06/19/24	1,724	1,723,852
Strategic Partners Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.500%^	5.850	%(c)	06/30/23	1,439	1,442,242
Travelport LLC (Luxembourg), Term D Loan, 3 Month LIBOR + 2.750%	4.166	%(c)	09/02/21	1,044	1,043,208
TruGreen LP, New Term Loan B, 1 Month LIBOR + 4.000%^	5.246	%(c)	04/13/23	718	727,619

					34,972,028

Consumer Services — 0.3%
West Corp., First Lien Term B Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	10/10/24	1,875	1,871,484

Electric — 2.7%
Calpine Corp., Term Loan (05/15), 3 Month LIBOR + 2.750%	4.090	%(c)	01/15/24	1,631	1,631,439
Calpine Corp., Term Loan (12/15), 3 Month LIBOR + 2.750%	4.090	%(c)	01/16/23	737	737,105
Dynegy, Inc., Tranche C-1 Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	02/07/24	3,222	3,238,554
Helix Gen Funding LLC, Term Loan, 3 Month LIBOR + 3.750%	5.083	%(c)	06/03/24	2,834	2,850,705
Intergen NV, Term Advance, 3 Month LIBOR + 4.500%	5.800	%(c)	06/15/20	466	465,843
Lightstone Holdco LLC, Refinancing Term B Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	01/30/24	4,349	4,360,861
Lightstone Holdco LLC, Refinancing Term C Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	01/30/24	271	271,726
Powerteam Services LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.583	%(c)	05/06/20	1,202	1,204,262

					14,760,495

Energy - Other — 2.3%
Ascent Resources Marcellus LLC, First Lien Term Loan, 3 Month LIBOR + 4.250%	5.413	%(c)	08/04/20	1,417	1,062,633
Ascent Resources Marcellus LLC, Second Lien Term Loan, 1 Month LIBOR + 7.500%	8.648	%(c)	08/04/21	300	18,750
BCP Raptor LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	5.729	%(c)	06/24/24	1,920	1,932,989
BCP Renaissance Parent LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	5.380	%(c)	10/31/24	1,650	1,665,469
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%^	11.658	%(c)	12/31/21	1,275	1,380,188
Consol Energy, Inc., Term Loan, 3 Month LIBOR + 6.000%	7.377	%(c)	11/28/22	1,375	1,378,438
Fieldwood Energy LLC, First Lien Last Out Term Loan, 3 Month LIBOR + 7.125%^	8.458	%(c)	09/30/20	1,489	1,027,666
Fieldwood Energy LLC, Reserve Based Term Loans, 3 Month LIBOR + 7.000%	8.333	%(c)	08/31/20	362	333,497
Fieldwood Energy LLC, Second Lien Closing Date Loan, 3 Month LIBOR + 7.125%^	8.458	%(c)	09/30/20	500	150,000
Floatel International, Ltd., Initial Term Loan, 3 Month LIBOR + 5.000%	6.333	%(c)	06/29/20	362	278,591
FTS International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.100	%(c)	04/16/21	251	244,629

Medallion Midland Acquisition LLC, Initial Term Loan, 3 Month LIBOR + 3.250%	4.562	%(c)	10/30/24	1,125	1,126,406
MEG Energy Corp. (Canada), Initial Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	12/29/23	2,063	2,062,345

					12,661,601

Energy - Refining — 0.9%
Citgo Holdings, Inc., Term Loan, 3 Month LIBOR + 8.500%	9.835	%(c)	05/12/18	2,215	2,216,373
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	4.835	%(c)	07/29/21	2,627	2,595,841

					4,812,214

Foods — 2.7%
Agro Merchants Intermediate Holdings, Term Loan, 3 Month LIBOR + 3.750%	5.186	%(c)	12/30/24	875	880,469
American Seafood Group LLC, First Lien Tranche B Term Loan, 1 Month LIBOR + 3.250%	4.630	%(c)	08/21/23	575	581,469
Amplify Snack Brands, Inc., Term Loan, 1 Month LIBOR + 5.500%	6.750	%(c)	09/01/23	2,130	2,055,798
Chefs’ Warehouse, Inc. (The), Term Loan, 1 Month LIBOR + 4.750%	6.100	%(c)	06/22/22	1,077	1,087,627
CSM Bakery Solutions LLC, First Lien Term Loan, 3 Month LIBOR + 4.000%	5.340	%(c)	07/03/20	1,561	1,534,015
CSM Bakery Solutions LLC, Term Loan (Second Lien), 3 Month LIBOR + 7.750%^	9.080	%(c)	07/05/21	600	562,500
JBS USA LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	3.764	%(c)	10/31/22	2,587	2,531,219
Milk Specialties Co. (D/B/A Msg Nutritional Ingredients), New Term Loan, 3 Month LIBOR + 4.000%^	5.333	%(c)	08/16/23	1,785	1,787,462
Refresco Grp NV (Netherlands), Term Loan, 3 Month LIBOR + 2.750%^	4.080	%(c)	12/31/24	500	502,500
Shearer’s Foods LLC, 2015 Incremental Term Loan, 3 Month LIBOR + 4.250%	5.583	%(c)	06/30/21	496	495,282
Shearer’s Foods LLC, First Lien Term Loan, 3 Month LIBOR + 3.938%^	5.270	%(c)	06/30/21	1,919	1,906,647
TMK Hawk Parent Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.850	%(c)	08/28/24	694	698,355
TMK Hawk Parent Corp., Term Loan, 3 Month LIBOR + 3.500%	4.968	%(c)	08/28/24	31	31,176

					14,654,519

Gaming — 2.4%
Affinity Gaming LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	07/03/23	964	966,873
Caesars Entertainment Resort Properties LLC, Term B Loan (First Lien), 1 Month LIBOR + 3.500%	4.850	%(c)	10/11/20	1,017	1,020,683
Caesars Resort Collection LLC, Term Loan, 3 Month LIBOR + 2.750%	4.085	%(c)	12/31/24	1,100	1,104,400
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	06/28/24	1,000	1,008,333
Cyan Blue Holdco 3 Ltd. (United Kingdom), 2017 B2 Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	08/23/24	1,421	1,429,433
Everi Payments, Inc., New Term B Loan, 3 Month LIBOR + 3.500%	4.914	%(c)	05/09/24	1,247	1,254,980
Golden Nugget, Inc., B Term Loan, 2 Month LIBOR + 3.250%	4.588	%(c)	10/04/23	1,344	1,353,677
Greektown Holdings LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.100	%(c)	04/25/24	1,247	1,248,044

Scientific Games International, Inc., Term B-4 Loan, 1 Month LIBOR + 3.250%	4.624	%(c)	08/14/24	1,890	1,907,154
Station Casinos LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	3.820	%(c)	06/08/23	1,995	1,997,252

					13,290,829

Health Care & Pharmaceutical — 12.1%
Air Medical Group Holdings, Inc., 2016 New Term Loan, 1 Month LIBOR + 4.000%	5.313	%(c)	04/28/22	524	524,705
Air Medical Group Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	04/28/22	1,231	1,226,300
Air Medical Group Holdings, Inc., Term Loan, 3 Month LIBOR + 4.250%	5.579	%(c)	12/31/24	875	878,463
Alliance Healthcare Services, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	5.880	%(c)	10/20/23	1,600	1,605,333
Alliance Healthcare Services, Inc., Initial Term Loan, 3 Month LIBOR + 10.000%^	11.380	%(c)	04/24/24	825	804,375
Amneal Pharmaceuticals LLC, Term Loan B, 3 Month LIBOR + 3.500%	4.833	%(c)	11/01/19	2,390	2,395,118
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.333	%(c)	07/05/23	1,199	1,206,468
ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%^	4.847	%(c)	05/10/23	2,597	2,615,992
Avantor, Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	5.287	%(c)	11/21/24	2,375	2,376,484
Carecore National LLC, Term Loan, 1 Month LIBOR + 4.000%^	5.350	%(c)	03/05/21	1,932	1,934,644
CCS Intermediate Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	5.333	%(c)	07/23/21	218	197,516
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	4.100	%(c)	03/01/24	1,368	1,370,904
CHG Healthcare Services, Inc., New Term Loan (First Lien), 2 Month LIBOR + 3.250%	4.597	%(c)	06/07/23	1,980	1,991,553
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3 Month LIBOR + 2.750%	4.229	%(c)	12/31/19	1,614	1,570,329
CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Month LIBOR + 3.000%	4.479	%(c)	01/27/21	1,347	1,286,798
ContextMedia Health LLC, Closing Date Term Loan, 1 Month LIBOR + 6.500%^	7.875	%(c)	12/23/21	1,588	833,766
Curo Health Services Holdings, Inc., 2017 Incremental Term Loan, 3 Month LIBOR + 4.000%	5.383	%(c)	02/07/22	2,105	2,104,680
Encapsys LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.584	%(c)	10/25/24	825	829,383
Endo Luxembourgh Finance I Co. SARL, Initial Term Loan, 1 Month LIBOR + 4.250%	5.625	%(c)	04/29/24	2,263	2,275,588
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	12/01/23	1,136	1,137,771
Equian LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.067	%(c)	05/20/24	1,222	1,229,575
Explorer Holdings, Inc., Refinancing Term Loan, 3 Month LIBOR + 3.750%	5.130	%(c)	05/02/23	1,187	1,197,884
FHC Health Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	5.350	%(c)	12/23/21	1,626	1,590,757
Genoa Healthcare Group LLc, First Lien Amendment No 1 Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	10/30/23	1,486	1,494,439
Horizon Pharma, Inc., Third Amendment Refinancing Term Loan, 1 Month LIBOR + 3.250%	4.563	%(c)	03/29/24	1,661	1,666,748
Jaguar Holding Co., II LLC, 2017 Term Loan, 1 Month LIBOR + 2.750%	4.087	%(c)	08/18/22	1,036	1,037,087
Kindred Healthcare, Inc., 2016 Incremental Term Loan, 3 Month LIBOR + 3.500%^	4.875	%(c)	04/09/21	2,466	2,469,311
Lannett Co., Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	6.725	%(c)	11/25/22	2,384	2,384,201
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.083	%(c)	09/24/24	1,556	1,553,736

Medical Solutions Holdings, Inc., First Lien Closing Date Term Loan, 3 Month LIBOR + 4.250%^	5.583	%(c)	06/14/24	698	705,232
Midwest Physician Administrative Services LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.000%^	4.386	%(c)	08/15/24	900	900,000
MPH Acquisition Holdings LLC, Tranche B Term Loan, 3 Month LIBOR + 3.000%	4.333	%(c)	06/07/23	2,010	2,011,176
Opal Acquisition, Inc., First Lien Term B Loan, 3 Month LIBOR + 4.000%^	5.334	%(c)	11/27/20	488	452,871
Ortho Clinical Diagnostics, Initial Term Loan, 3 Month LIBOR + 3.750%	5.083	%(c)	06/30/21	1,533	1,535,107
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	09/27/24	1,100	1,105,729
Pharmerica Corp., Term Loan, 3 Month LIBOR + 3.500%	4.829	%(c)	12/31/24	1,325	1,330,382
RadNet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%	5.740	%(c)	06/30/23	1,135	1,139,676
Select Medical Corp., Tranche B Term Loan, 3 Month LIBOR + 3.500%	5.460	%(c)	03/01/21	2,289	2,317,106
Surgery Center Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	09/02/24	1,325	1,296,291
Team Health Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	4.100	%(c)	02/06/24	1,891	1,843,237
Tecostar Holdings, Inc., 2017 Term Loan, 3 Month LIBOR + 3.500%^	5.816	%(c)	05/01/24	948	955,362
U.S. Anesthesia Partners, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%^	4.600	%(c)	06/21/24	1,671	1,666,635
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.583	%(c)	12/30/22	1,778	1,731,903
Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, 3 Month LIBOR + 3.500%^	4.750	%(c)	04/01/22	1,074	1,081,166
Vizient, Inc., Term B-3 Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	02/13/23	788	789,925
Wink Holdco, Inc., Term Loan, 3 Month LIBOR + 3.000%	4.381	%(c)	11/30/24	875	879,922

					65,531,628

Insurance — 0.7%
AmWins Group, Inc., First Lien Term Loan, 1 Month LIBOR + 2.750%	4.048	%(c)	01/25/24	1,137	1,139,363
AmWins Group, Inc., Second Lien Term Loan, 1 Month LIBOR + 6.750%	8.100	%(c)	01/24/25	560	564,666
Assuredpartners, Inc., 2017 September Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	10/22/24	500	503,125
Hyperion Insurance Group Ltd. - Hyperion Refinance Sarl (United Kingdom), Initial Term Loan, 1 Month LIBOR + 4.000%	5.375	%(c)	04/29/22	1,443	1,455,508

					3,662,662

Media & Entertainment — 2.9%
A-L Parent LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	4.600	%(c)	12/01/23	1,117	1,119,354

ClubCorp Club Operations, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.250%	4.588	%(c)	09/18/24	1,450	1,451,813
Deluxe Entertainment Services Group, Inc., Initial Term Loan, 3 Month LIBOR + 5.500%	6.880	%(c)	02/28/20	1,241	1,209,570
Golden Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.000%^	4.290	%(c)	10/20/24	1,725	1,725,000
Intrawest Resorts Holdings, Inc., Initial Bluebird Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	07/31/24	1,151	1,157,714
Kingpin Intermediate Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.570	%(c)	07/03/24	1,820	1,831,815
Match Group, Inc., New Term Loan B, 2 Month LIBOR + 2.500%^	3.854	%(c)	11/16/22	500	502,500
Sram LLC, Amended Term Loan, PRIME + 2.250%^	6.302	%(c)	03/15/24	1,573	1,572,686
Stadium Management Group, Loan 2014 (First Lien), 1 Month LIBOR + 3.500%	4.850	%(c)	02/27/20	1,284	1,285,000
Time, Inc., Term Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	10/11/24	625	626,042
Tribune Media Co., Term C Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	01/27/24	433	433,460
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.100	%(c)	03/15/24	2,083	2,068,704
VIP Cinema Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 6.000%	7.340	%(c)	03/01/23	756	759,875

					15,743,533

Metals & Mining — 0.7%
Fairmount Santrol, Inc., Initial Term Loan, 3 Month LIBOR + 6.000%	7.377	%(c)	11/01/22	950	950,000
Metal Services LLC, 2016 New Tranche B-2 Term Loan, 3 Month LIBOR + 7.500%	8.833	%(c)	06/28/19	1,722	1,721,832
Minerals Technologies, Inc., Term B-2 Loan^	4.750%		05/07/21	225	226,687
Murray Energy Corp., Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%	8.583	%(c)	04/16/20	1,156	1,020,273

					3,918,792

Non-Captive Finance — 1.0%
Edelman Financial Center LLC (The), Initial Term Loan, 2 Month LIBOR + 4.250%^	5.653	%(c)	11/11/24	2,025	2,045,250
GreenSky Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 4.000%^	5.375	%(c)	08/26/24	1,725	1,725,000
Istar, Inc., New Term Loan B, 1 Month LIBOR + 3.000%^	4.265	%(c)	10/01/21	531	534,127
Liquidnet Holdings, Inc., Term Loan, 1 Month LIBOR + 4.250%^	5.600	%(c)	07/11/24	913	915,721

					5,220,098

Other Industry — 2.9%
AlixPartners LLP, 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%	4.166	%(c)	04/04/24	1,919	1,926,325
Allied Universal Holdco LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	5.083	%(c)	07/28/22	2,146	2,134,081
Altisource Solutions SARL, Term B Loan, 1 Month LIBOR + 3.500%^	4.847	%(c)	12/09/20	826	793,421
Asurion LLC, Replacement B-5 Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	11/03/23	549	550,679
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%	7.350	%(c)	08/04/25	700	717,718
Merrill Communications LLC, Initial Term Loan, 3 Month LIBOR + 5.250%^	6.630	%(c)	06/01/22	1,340	1,349,819

Nthrive, Inc., First Lien Term B-2 Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	10/20/22	986	989,437
Packers Holdings LLC, Retired - Initial Term Loan, 1 Month LIBOR + 3.500%	4.743	%(c)	12/02/21	939	941,658
Packers Holdings LLC, Term Loan, 3 Month LIBOR + 3.250%^	4.672	%(c)	12/30/24	1,625	1,629,063
SAI Global CIS US Group (Australia), First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.500%^	5.722	%(c)	12/08/23	585	583,163
St. George’s University Scholastic Services LLC, New Term Loan, 1 Month LIBOR + 4.250%	4.250	%(c)	07/06/22	2,379	2,386,732
Virtus Investment Partners, Inc., Term Loan, 3 Month LIBOR + 3.750%^	4.816	%(c)	06/03/24	1,646	1,662,334

					15,664,430

Packaging — 2.8%
Charter NEX US Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	05/16/24	1,421	1,426,768
Coveris Holdings SA (Luxembourg), USD Term B-1 Loan, 3 Month LIBOR + 4.250%^	5.583	%(c)	06/29/22	3,513	3,508,456
Expera Specialty Solutions LLC, Term Loan, 1 Month LIBOR + 4.250%	5.600	%(c)	10/31/23	1,268	1,274,591
Flex Acquisition Co., Inc., Initial Term Loan, 3 Month LIBOR + 3.000%^	4.335	%(c)	12/29/23	1,066	1,071,208
Industrial Container Services, Inc., First Lien 2017 Refinancing Term Loan, 3 Month LIBOR + 3.500%^	4.880	%(c)	04/29/24	1,609	1,623,494
Industrial Container Services, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.500%^	4.980	%(c)	04/29/24	291	293,131
Plaze, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.505	%(c)	08/01/22	1,904	1,917,226
Pregis Holding I Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	05/20/21	1,380	1,378,678
Pro Mach, Inc., First Lien Dollar Term Loan, 1 Month LIBOR + 3.750%	4.992	%(c)	10/22/21	1,350	1,352,911
ProAmpac PG Borrower LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%	5.366	%(c)	11/20/23	1,538	1,553,404

					15,399,867

Paper — 0.1%
Caraustar Industries, Inc., Refinancing Term Loan, 3 Month LIBOR + 5.500%	6.833	%(c)	03/14/22	270	269,875

Real Estate — 0.7%
Americold Realty Operating Partnership LP, Initial Term Loan, 1 Month LIBOR + 3.750%^	5.100	%(c)	12/01/22	1,831	1,845,029
Capital Automotive LP, Second Lien Tranche B Term Loan, 1 Month LIBOR + 6.000%	7.350	%(c)	03/24/25	813	825,255
DTZ US Borrower LLC, First Lien 2015-1 Converted Term Loan, 3 Month LIBOR + 3.250%	4.631	%(c)	11/04/21	1,404	1,380,398

					4,050,682

Restaurants — 0.5%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	02/15/21	1,533	1,482,452
PF Chang’s China Bistro, Inc., Term Loan, 3 Month LIBOR + 5.000%^	6.451	%(c)	08/18/22	1,401	1,323,687

					2,806,139

Retail — 0.3%
Acosta, Inc., Tranche B-1 Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	09/26/21	729	632,359

Sally Holdings LLC, Term B-2 Loan	4.500%		07/05/24	1,250	1,246,875

					1,879,234

Retailers — 6.9%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.305	%(c)	07/01/22	3,213	2,594,703
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 2 Month LIBOR + 3.250%	4.606	%(c)	07/23/21	880	851,266
Advantage Sales & Marketing, Inc., Term Loan (Second Lien), 3 Month LIBOR + 6.500%^	7.878	%(c)	07/25/22	750	656,250
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	6.350	%(c)	09/25/24	1,925	1,872,663
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.880	%(c)	06/03/22	1,403	1,397,603
CNT Holdings III Corp., Refinancing Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	01/23/23	1,257	1,221,027
EyeMart Express LLC, First Lien Term Loan, 1 Month LIBOR + 3.000%^	4.250	%(c)	08/05/24	1,000	1,002,500
Floor & Decor Outlets of America, Inc., Initial Term Loan (Repriced), 1 Month LIBOR + 2.750%^	4.100	%(c)	09/30/23	545	546,004
Fullbeauty Brands Holdings Corp., First Lien Term Loan, 1 Month LIBOR + 4.750%	6.100	%(c)	10/14/22	1,133	680,016
Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.600	%(c)	08/18/23	1,058	1,064,559
Hudsons Bay Co. (Canada), Initial Term B Loan, 3 Month LIBOR + 3.250%	4.718	%(c)	09/30/22	838	823,353
Lands’ End, Inc., Initial Term B Loan, 1 Month LIBOR + 3.250%	4.578	%(c)	04/02/21	607	502,705
Leslie’s Poolmart, Inc., Tranche B-1 Term Loan, 2 Month LIBOR + 3.750%^	5.064	%(c)	08/16/23	1,536	1,536,358
Men’s Warehouse, Inc. (The), Tranche B-1 Term Loan^	5.000%		06/18/21	2,600	2,522,000
National Vision, Inc., First Lien New Term Loan, 3 Month LIBOR + 2.750%	4.033	%(c)	11/20/24	651	650,119
Neiman Marcus Group Ltd. LLC, Other Term Loan, 1 Month LIBOR + 3.250%	4.492	%(c)	10/25/20	2,446	1,985,711
NVA Holdings, Inc., Second Lien Term Loan, 3 Month LIBOR + 7.000%	8.333	%(c)	08/14/22	1,225	1,231,636
NVA Holdings, Inc., Term B-2 Loan (First Lien), 3 Month LIBOR + 3.500%	4.833	%(c)	08/16/21	1,478	1,486,609
Party City Holdings, Inc., 2016 Replacement Term Loan, 3 Month LIBOR + 3.000%	4.410	%(c)	08/19/22	941	940,397
Petco Animal Supplies, Inc., Second Amendment Term Loan, 3 Month LIBOR + 3.000%	4.380	%(c)	01/26/23	3,968	3,106,322
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.340	%(c)	03/11/22	2,824	2,415,910
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 1 Month LIBOR + 4.750%	5.960	%(c)	08/21/20	375	375,469
Rite Aid Corp., Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 4.750%	5.085	%(c)	06/21/21	4,025	4,025,000
Sears Roebuck Acceptance Corp., Term Loan (2015), 1 Month LIBOR + 4.500%	5.847	%(c)	06/30/18	610	607,836
Staples, Inc., Closing Date Term Loan, 3 Month LIBOR + 4.000%	5.310	%(c)	09/12/24	2,625	2,507,471
Toys R US Delaware, Inc., DIP Term Loan, 1 Month LIBOR + 6.750%^	8.100	%(c)	01/18/19	1,125	1,129,219

					37,732,706

Supermarkets — 0.9%
Albertsons LLC, Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%	4.100	%(c)	08/25/21	663	643,989

Albertsons LLC, Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%	4.330	%(c)	12/21/22	813	789,624
Albertsons LLC, Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	4.462	%(c)	06/22/23	492	476,859
GOBP Holdings, Inc., Third Incremental Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	10/21/21	1,343	1,338,685
Supervalu, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	06/10/24	532	513,093
Supervalu, Inc., Initial Term Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	06/10/24	886	855,156

					4,617,406

Technology — 16.1%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.729	%(c)	06/13/25	700	696,850
Almonde, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.979	%(c)	06/13/24	2,444	2,439,828
Alorica, Inc., New Term B Loan, 1 Month LIBOR + 3.750%	5.100	%(c)	06/30/22	623	621,989
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	4.500	%(c)	10/19/23	2,287	2,297,219
Aptean Holdings, Inc., Term Loan B, 3 Month LIBOR + 4.250%	5.590	%(c)	12/20/22	1,047	1,052,628
Avaya, Inc., DIP Term Loan, 1 Month LIBOR + 7.500%	8.702	%(c)	01/23/18	450	450,844
Avaya, Inc., Term B-6 Loan, 3 Month LIBOR + 5.500%	6.521	%(c)	03/30/18	129	99,001
Avaya, Inc., Term B-7 Loan, 3 Month LIBOR + 5.250%	6.402	%(c)	05/29/20	1,366	1,044,639
Avaya, Inc., Term Loan, 3 Month LIBOR + 4.750%	6.153	%(c)	03/31/25	1,600	1,577,000
BMC Foreign Holding Co., Initial B-1 Foreign USD Term Loans, 3 Month LIBOR + 4.000%	5.333	%(c)	09/12/22	834	835,843
BMC Software Finance, Inc., Initial B-1 US Term Loans, 1 Month LIBOR + 3.750%	5.100	%(c)	09/12/22	6,713	6,723,552
Brooks Automation, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%	4.010	%(c)	10/04/24	1,325	1,326,656
Camelot US Acquisition I Co., 2017-2 REFINANCING TERM LOAN, 1 Month LIBOR + 3.250%^	4.600	%(c)	10/03/23	1,016	1,017,286
Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	5.583	%(c)	06/16/23	1,650	1,668,820
Clover Technologies Group LLC, Initial Term Loan, 1 Month LIBOR + 4.500%	5.813	%(c)	05/08/20	1,742	1,241,463
Cologix Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	4.456	%(c)	03/20/24	943	942,594
Compuware Corp., Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%	5.630	%(c)	12/15/21	2,023	2,042,380
Conduent Business Services LLC, Term B Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	12/07/23	1,292	1,300,627
CPI Holdco LLC, Closing Date Term Loan (First Lien), 3 Month LIBOR + 3.500%^	4.833	%(c)	03/21/24	1,766	1,770,542
Cypress Intermediate Holdings Iii, Inc. (Fka Jaguar Holding Inc.), Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	4.350	%(c)	04/29/24	1,347	1,348,588
Dell International LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	3.350	%(c)	09/07/23	1,883	1,884,582
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 4.250%	5.580	%(c)	07/15/22	960	963,501
Evergreen Skills Lux SARL (Luxembourg), First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.100	%(c)	04/28/21	1,809	1,736,801
Evergreen Skills Lux SARL (Luxembourg), Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%	9.600	%(c)	04/28/22	475	417,965

Excelitas Technologies Corp., Term Loan, 3 Month LIBOR + 3.500%	4.919	%(c)	12/02/24	650	654,469
Financiere Lully C/Lully Finance LLC, Initial Term B-1 Loan (Second Lien), 1 Month LIBOR + 8.500%^	9.832	%(c)	10/16/23	300	294,000
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%	3.563	%(c)	07/08/22	1,219	1,219,303
GHX Ultimate Parent Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%^	4.583	%(c)	06/28/24	923	923,841
GlobalLogic Holdings, Inc., Closing Date Term Loan, 3 Month LIBOR + 4.500%^	5.833	%(c)	06/20/22	995	997,488
Greeneden US Holdings II LLC, Tranche B-2 Dollar Term Loan, 3 Month LIBOR + 3.750%	5.083	%(c)	12/01/23	2,161	2,170,489
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.083	%(c)	02/01/22	737	736,320
Informatica Corp., Dollar Term Loan, 3 Month LIBOR + 3.500%	4.833	%(c)	08/05/22	2,337	2,344,342
Information Resources, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.617	%(c)	01/18/24	1,617	1,624,959
Inmar, Inc., Initial Term Loan (First Lien), 2 Month LIBOR + 3.500%	4.917	%(c)	05/01/24	599	599,435
IPC Systems, Inc., First Lien Term B-1 Loan, 3 Month LIBOR + 4.500%^	5.880	%(c)	08/06/21	1,425	1,389,753
Kronos, Inc., Refinancing Initial Term Loan, 3 Month LIBOR + 3.500%	4.871	%(c)	11/01/23	2,035	2,043,646
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	9.627	%(c)	11/01/24	400	412,625
Lattice Semiconductor Corp., Term Loan, 1 Month LIBOR + 4.250%^	5.493	%(c)	03/10/21	2,055	2,070,553
Lully Finance Sarl, 2017 Term B-3 Loan (First Lien), 1 Month LIBOR + 3.500%^	4.832	%(c)	10/14/22	1,051	1,048,159
MA FinanceCo. LLC (United Kingdom), Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%	3.850	%(c)	11/19/21	1,462	1,460,851
MA FinanceCo. LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%	4.063	%(c)	06/21/24	316	315,207
Masergy Holdings, Inc., 2017 Replacement Term Loan, 3 Month LIBOR + 3.750%	5.083	%(c)	12/15/23	1,538	1,544,144
McAfee LLC, First Lien Closing Date USD Term Loan, 3 Month LIBOR + 4.500%	5.833	%(c)	09/30/24	2,550	2,559,738
McAfee LLC, Second Lien Initial Loan, 3 Month LIBOR + 8.500%	9.833	%(c)	09/29/25	900	909,000
Micro Holding Corp., Amendment No 2 Initial Term Loan, 3 Month LIBOR + 3.750%	5.070	%(c)	09/13/24	2,137	2,124,835
Neustar, Inc., First Lien Term Loan B2, 3 Month LIBOR + 3.750%	5.147	%(c)	08/08/24	1,025	1,034,289
Neustar, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%	9.397	%(c)	08/08/25	350	353,646
Peak 10 Holding Corp., First Lien Initial Term Loan, 2 Month LIBOR + 3.500%	4.816	%(c)	08/01/24	1,550	1,551,937
Presidio, Inc., First Lien Term Loan, 1 Month LIBOR + 3.250%	4.590	%(c)	02/02/22	929	934,754
Quest Software US Holdings, Inc., First Lien Refinancing Term Loan, 3 Month LIBOR + 5.500%	6.919	%(c)	10/31/22	1,638	1,651,442
Rackspace Hosting, Inc., 2017 Term B Loan, 3 Month LIBOR + 3.000%	4.353	%(c)	11/03/23	3,638	3,633,617
RP Crown Parent LLC, New Term B Loan, 1 Month LIBOR + 3.000%^	4.350	%(c)	10/12/23	1,464	1,463,937
Sandvine Corp. (Canada), Initial Term Loan, 3 Month LIBOR + 5.750%	7.073	%(c)	09/21/22	1,000	958,750

SCS Holdings I, Inc., Initial Term Loan (Second Lien), 1 Month LIBOR + 9.500%	10.850	%(c)	10/30/23	250	251,250
SCS Holdings I, Inc., New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%	5.600	%(c)	10/31/22	2,163	2,169,336
Seattle Escrow Borrower LLC, Term Loan, 1 Month LIBOR + 2.750%	4.063	%(c)	06/21/24	2,134	2,135,363
Tempo Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	05/01/24	2,370	2,362,984
TIBCO Software, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	12/04/20	1,589	1,593,439
Veritas US, Inc., New Dollar Term B Loan, 3 Month LIBOR + 4.500%	5.833	%(c)	01/27/23	471	470,328
Vestcom Parent Holdings, Inc., Term Loan, 1 Month LIBOR + 4.000%^	6.300	%(c)	12/19/23	1,985	1,994,925
Western Digital Corp., US Term B-3 Loan, 3 Month LIBOR + 2.000%	3.313	%(c)	04/29/23	1,936	1,940,010

					87,444,362

Telecommunications — 4.5%
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	6.033	%(c)	01/31/25	2,400	2,301,000
Coral US Co. Borrower, Inc., Term B-3 Loan, 1 Month LIBOR + 3.500%	4.850	%(c)	01/31/25	2,800	2,802,626
Digicel International Finance Ltd., First Lien Initial Term B Loan, 1 Month LIBOR + 3.750%	5.080	%(c)	05/27/24	2,500	2,503,125
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.090	%(c)	06/17/24	3,641	3,451,029
Global Tel Link Corp., First Lien Term Loan, 3 Month LIBOR + 4.000%	5.333	%(c)	05/22/20	1,819	1,821,668
Global Tel Link Corp., Term Loan (Second Lien), 3 Month LIBOR + 7.750%^	9.083	%(c)	11/23/20	300	299,625
GTT Communications, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.250%	4.625	%(c)	01/09/24	1,836	1,847,028
Hargray Communications Group, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	4.350	%(c)	05/16/24	1,347	1,346,288
Mitel US Holdings, Inc. (Canada), Incremental Term Loan, 3 Month LIBOR + 3.750%^	5.130	%(c)	09/25/23	1,400	1,410,500
Ring Container Technologies LLC, First Lien Term Loan, 1 Month LIBOR + 2.750%	4.100	%(c)	09/27/24	1,100	1,101,375
Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.850	%(c)	11/01/24	1,950	1,966,454
Securus Technologies Holdings, Inc., Second Lien Initial Loan, 1 Month LIBOR + 8.250%	9.600	%(c)	06/20/25	600	605,250
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	3.750	%(c)	02/02/24	1,500	1,499,250
TVC Albany, Inc., Term Loan B, 3 Month LIBOR + 4.000%^	5.300	%(c)	09/18/24	700	701,750
Windstream Services LLC, Tranche B-7 Term Loan, 1 Month LIBOR + 3.250%	4.570	%(c)	02/17/24	694	618,910

					24,275,878

Transportation — 0.8%
Apro LLC, Initial Term Loan, 2 Month LIBOR + 4.000%^	5.350	%(c)	08/08/24	1,000	1,000,000
Daseke Companies, Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%	6.412	%(c)	02/27/24	797	796,261
REP Wwex Acquisition Parent LLC, Term Loan, 3 Month LIBOR + 4.000%^	5.480	%(c)	02/05/24	1,493	1,485,037
Transplace Holdings, Inc., First Lien Closing Date Term Loan, 1 Month LIBOR + 4.250%^	5.492	%(c)	10/07/24	850	854,250

Transplace Holdings, Inc., Second Lien Initial Loan, 1 Month LIBOR + 8.750%^	9.992	%(c)	09/29/25	225	221,625

					4,357,173

TOTAL BANK LOANS (cost $519,891,180)					517,108,085

CORPORATE BONDS — 4.3%
Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	700	729,750

Building Materials — 0.2%
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	200	210,250
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24	1,000	1,072,500

					1,282,750

Computers — 0.3%
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%		07/15/23	2,000	1,877,500

Cosmetics/Personal Care 0.0%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%		05/15/21	140	140,896

Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	1,125	1,147,500

Electric — 0.1%
NRG Energy, Inc., Gtd. Notes	7.250%		05/15/26	550	603,625

Entertainment — 0.4%
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	250	255,625
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%		01/01/22	1,875	1,978,125

					2,233,750

Foods — 0.1%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	350	346,500
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%		03/15/25	265	278,118

					624,618

Healthcare-Products — 0.0%
Mallinckrodt International Finance SA, Gtd. Notes	4.750%		04/15/23	200	162,750

Healthcare-Services — 0.6%
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%		11/15/19	250	224,062
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%		03/31/23	1,050	981,750
Select Medical Corp., Gtd. Notes	6.375%		06/01/21	500	513,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%		03/01/19	650	659,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%		04/01/22	700	693,000
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22	250	256,250

					3,327,937

Lodging — 0.2%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%		11/15/21	750	792,188

Media — 0.4%
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	750	760,312

DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	267,553
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	750	774,375
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	250	254,375

				2,056,615

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	750	829,695

Oil & Gas — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes, 144A	7.875%	12/15/24	450	496,125
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	1,500	1,601,250

				2,097,375

Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	3,500	3,675,000

Real Estate Investment Trusts (REITs) — 0.1%
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	350	360,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Sr. Unsec’d. Notes, 144A	4.500%	01/15/28	300	298,125

				658,625

Retail — 0.2%
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	325	343,687
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	100	74,500
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	500	462,500

				880,687

Software — 0.1%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	500	530,000

TOTAL CORPORATE BONDS (cost $23,351,625)				23,651,261

TOTAL LONG-TERM INVESTMENTS (cost $545,757,226)				543,259,821

SHORT-TERM INVESTMENTS — 3.5%
			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			17,451,614	17,451,614
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,420,483; includes $1,418,926 of cash collateral for securities on loan)(b)(w)			1,420,380	1,420,522

TOTAL SHORT-TERM INVESTMENTS (cost $18,872,097)				18,872,136

TOTAL INVESTMENTS — 103.4% (cost $564,629,323)				562,131,957
Liabilities in excess of other assets(z) — (3.4)%				(18,555,867)

NET ASSETS — 100.0%				$543,576,090

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $118,210,357 and 21.7% of net assets.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,394,526; cash collateral of $1,418,926 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.
(p)	Interest rate not available as of November 30, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at November 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Battalion CLO Ltd.	12/07/17	1.000%(M)	412	$377	$—	$377	Goldman Sachs & Co.
BNPP IP CLO Ltd.	12/07/17	1.000%(M)	581	533	—	533	Goldman Sachs & Co.
Ellington CLO I Ltd.	12/07/17	1.000%(M)	1,061	972	—	972	Goldman Sachs & Co.
Flagship	12/07/17	1.000%(M)	591	542	—	542	Goldman Sachs & Co.
Flatiron CLO Ltd.	12/07/17	1.000%(M)	913	836	—	836	Goldman Sachs & Co.
Flatiron CLO Ltd.	12/07/17	1.000%(M)	768	705	—	705	Goldman Sachs & Co.
GSO	12/07/17	1.000%(M)	497	456	—	456	Goldman Sachs & Co.
Mountain Hawk CLO Ltd.	12/07/17	1.000%(M)	524	480	—	480	Goldman Sachs & Co.
North End CLO Ltd.	12/07/17	1.000%(M)	766	702	—	702	Goldman Sachs & Co.
OCH Ziff Loan Management Funding Ltd.	12/07/17	1.000%(M)	2,651	2,430	—	2,430	Goldman Sachs & Co.
Sankaty	12/07/17	1.000%(M)	907	831	—	831	Goldman Sachs & Co.
Staniford Street CLO Ltd.	12/07/17	1.000%(M)	426	391	—	391	Goldman Sachs & Co.
Venture CDO Ltd.	12/07/17	1.000%(M)	744	682	—	682	Goldman Sachs & Co.
Z Capital Credit Partners CLO	12/07/17	1.000%(M)	398	365	—	365	Goldman Sachs & Co.

				$10,302	$—	$10,302

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at November 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,800	02/03/19	1.538	%(S)	3 Month LIBOR(1)(Q)	$(1,913)	$(2,937)	$(1,024)
9,350	02/02/22	1.994	%(S)	3 Month LIBOR(1)(Q)	(8,646)	8,624	17,270
7,200	02/03/24	2.228	%(S)	3 Month LIBOR(1)(Q)	(53,105)	(34,174)	18,931

					$(63,664)	$(28,487)	$35,177

Cash of $595,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at November 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Collateralized Loan Obligation	$—	$2,500,475	$—
Bank Loans	—	398,908,030	118,200,055
Corporate Bonds	—	23,651,261	—
Affiliated Mutual Funds	18,872,136	—	—
Other Financial Instruments*
OTC Credit Default Swap Agreements	—	—	10,302
Centrally Cleared Interest Rate Swap Agreements	—	35,177	—

Total	$18,872,136	$425,094,943	$118,210,357

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stock	Credit Default Swaps
Balance as of 2/28/17	$56,716,839	$35,076	$—
Realized gain (loss)	190,246	22,980	—
Change in unrealized appreciation (depreciation)**	(447,532)	(25,400)	10,302
Purchases/Exchanges/Issuances	70,550,210	—	—
Sales/Paydowns	(29,152,644)	(32,656)	—
Accrued discounts/premiums	102,233	—	—
Transfers into Level 3	34,769,010	—	—
Transfers out of Level 3	(14,528,307)	—	—

Balance as of 11/30/17	$118,200,055	$—	$10,302

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(918,163) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of November 30, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$118,200,055	Market Approach	Single Broker Indicative Quote	$30.00 - $108.25 ($98.54)
Credit Default Swap Agreements	10,302	Market Approach	Single Broker Indicative Quote	($0.09)

Total	$118,210,357

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$14,528,307	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$34,769,010	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Prudential Government Income Fund

Schedule of Investments

as of November 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.7%
ASSET-BACKED SECURITIES — 5.0%
Collateralized Loan Obligations — 5.0%
Battalion CLO Ltd., Series 2014-7A, Class A1R, 144A, 3 Month LIBOR + 1.190%	2.543	%(c)	10/17/26	1,250	$1,253,963
BlueMountain CLO Ltd., Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	2.689	%(c)	04/13/27	1,250	1,254,221
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.503	%(c)	04/17/25	462	462,626
Carlyle Global Market Strategies CLO Ltd., Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.666	%(c)	05/15/25	1,000	1,006,847
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.550%	2.913	%(c)	04/22/27	1,000	1,001,309
Eaton Vance CLO Ltd., Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.559	%(c)	07/15/26	4,500	4,520,908
Flagship CLO Ltd., Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.609	%(c)	01/16/26	4,500	4,521,092
Jackson Mill CLO Ltd., Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%	2.899	%(c)	04/15/27	1,750	1,752,109
KVK CLO Ltd., Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	%(c)	05/15/26	5,000	5,002,726
Limerock CLO LLC, Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	2.563	%(c)	10/20/26	2,450	2,461,053

					23,236,854

Small Business Loan — 0.0%
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	88	89,142

TOTAL ASSET-BACKED SECURITIES (cost $23,208,538)					23,325,996

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.8%
Bank, Series 2017-BNK5, Class A3	3.020%		06/15/60	3,600	3,609,508
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	2,500	2,578,344
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A3	3.269%		06/10/50	3,600	3,667,533
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	270	274,020
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(cc)	12/25/23	3,950	4,143,753
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	874	845,658
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(cc)	11/25/25	2,900	2,929,286
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(cc)	07/25/26	2,600	2,496,794
Fannie Mae-Aces, Series 2016-M13, Class A2	2.560	%(cc)	09/25/26	4,400	4,269,455
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061	%(cc)	05/25/27	2,800	2,829,633
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	500	514,570
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.690	%(cc)	06/25/20	23,241	742,403
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.817	%(cc)	03/25/22	25,308	1,498,098
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.563	%(cc)	05/25/22	14,312	747,747
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.600	%(cc)	06/25/22	15,549	853,404
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.999	%(cc)	10/25/22	40,043	1,397,584
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	6,800	7,112,733

FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	6,000	6,200,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	5,000	5,044,333
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300	%(cc)	10/25/26	3,860	3,957,128
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327	%(cc)	03/25/27	2,100	2,150,375
FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class AM	3.315%		08/25/27	3,200	3,272,785
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	900	928,874
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.864	%(cc)	05/25/19	12,113	229,386
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.806	%(cc)	07/25/19	12,081	235,814
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(cc)	05/25/25	4,000	4,088,669
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	2,500	2,539,872
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	931	933,188
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	1,000	1,005,543
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572%		09/15/58	2,500	2,581,660

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $73,834,781)					73,678,192

CORPORATE BONDS — 1.2%
Diversified Financial Services
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	470	481,828
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300%		12/15/21	2,660	2,872,417
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.550%		01/15/24	2,085	2,227,999

TOTAL CORPORATE BONDS (cost $5,728,417)					5,582,244

MUNICIPAL BONDS — 0.3%
California — 0.1%
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%		06/01/46	275	372,116

Texas — 0.2%
University of Texas System (The), Revenue Bonds, BABs	5.000%		08/15/47	610	801,162

TOTAL MUNICIPAL BONDS (cost $1,138,973)					1,173,278

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620%	1.949	%(c)	10/25/28	73	71,103
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.461	%(cc)	02/25/34	341	343,281

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $416,296)					414,384

U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.5%
Federal Home Loan Banks	1.000%		12/19/17	4,400	4,399,745
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	988	986,457

Federal Home Loan Mortgage Corp.	4.000%	05/01/46	2,497	2,609,008
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	472	493,473
Federal Home Loan Mortgage Corp.	1.625%	09/29/20	800	791,941
Federal Home Loan Mortgage Corp.	1.875%	11/17/20	900	896,589
Federal Home Loan Mortgage Corp.	2.000%	01/01/32	336	327,245
Federal Home Loan Mortgage Corp.	2.500%	03/01/30	1,379	1,377,824
Federal Home Loan Mortgage Corp.	3.000%	10/01/28	295	301,720
Federal Home Loan Mortgage Corp.	3.000%	06/01/29	834	851,303
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	1,636	1,656,901
Federal Home Loan Mortgage Corp.	3.000%	04/01/43	1,919	1,925,933
Federal Home Loan Mortgage Corp.	3.000%	11/01/46	1,217	1,215,579
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	5,440	5,433,486
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	511	531,209
Federal Home Loan Mortgage Corp.	3.500%	01/01/27	264	274,536
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	2,015	2,075,916
Federal Home Loan Mortgage Corp.	3.500%	TBA	6,500	6,662,954
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	1,448	1,491,866
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	181	189,797
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	453	472,555
Federal Home Loan Mortgage Corp.	4.000%	11/01/39	1,389	1,457,549
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	961	1,008,439
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	532	558,278
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	744	780,752
Federal Home Loan Mortgage Corp.	4.000%	04/01/42	1,895	1,982,745
Federal Home Loan Mortgage Corp.	4.000%	12/01/46	505	527,985
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	2,124	2,265,788
Federal Home Loan Mortgage Corp.	5.000%	06/01/33	999	1,092,944
Federal Home Loan Mortgage Corp.	5.000%	03/01/34	86	93,371
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	103	111,390
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	1,150	1,246,210
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	147	162,982
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	128	142,102
Federal Home Loan Mortgage Corp.	6.000%	12/01/33	75	86,746
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	152	169,846
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	61	67,131
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	162	179,127
Federal Home Loan Mortgage Corp.	7.000%	09/01/32	33	33,863
Federal Home Loan Mortgage Corp.	8.000%	03/01/22	16	15,748
Federal Home Loan Mortgage Corp.	8.000%	08/01/22	3	3,206
Federal Home Loan Mortgage Corp.	8.500%	09/01/19	2	1,987
Federal Home Loan Mortgage Corp.	9.000%	01/01/20	4	3,918
Federal National Mortgage Assoc.	3.000%	08/01/43	719	720,734
Federal National Mortgage Assoc.	1.000%	10/24/19	5,000	4,920,555
Federal National Mortgage Assoc.	2.000%	10/05/22	735	726,603
Federal National Mortgage Assoc.	2.000%	08/01/31	712	694,059
Federal National Mortgage Assoc.	2.500%	08/01/28	917	920,756
Federal National Mortgage Assoc.	2.500%	10/01/31	2,418	2,414,176
Federal National Mortgage Assoc.	2.500%	11/01/31	494	493,488
Federal National Mortgage Assoc.	2.500%	02/01/43	358	346,189
Federal National Mortgage Assoc.	2.500%	12/01/46	1,550	1,492,257
Federal National Mortgage Assoc.	3.000%	01/01/27	892	910,890
Federal National Mortgage Assoc.	3.000%	08/01/28	1,622	1,656,533
Federal National Mortgage Assoc.	3.000%	02/01/31	3,506	3,574,218
Federal National Mortgage Assoc.	3.000%	11/01/36	1,808	1,832,576
Federal National Mortgage Assoc.	3.000%	12/01/42	1,482	1,486,230
Federal National Mortgage Assoc.	3.000%	TBA	3,500	3,491,133
Federal National Mortgage Assoc.	3.000%	02/01/43	1,001	1,003,686
Federal National Mortgage Assoc.	3.000%	03/01/43	517	518,838
Federal National Mortgage Assoc.	3.000%	04/01/43	905	907,612

Federal National Mortgage Assoc.	3.000%	05/01/43	1,362		1,365,789
Federal National Mortgage Assoc.	3.000%	06/01/43	480		481,398
Federal National Mortgage Assoc.	3.000%	06/01/43	1,058		1,060,960
Federal National Mortgage Assoc.	3.000%	07/01/43	2,903		2,911,051
Federal National Mortgage Assoc.	3.000%	01/01/47	1,005		1,003,577
Federal National Mortgage Assoc.	3.500%	09/01/26	321		331,567
Federal National Mortgage Assoc.	3.500%	03/01/27	783		810,277
Federal National Mortgage Assoc.	3.500%	10/01/41	3,116		3,209,455
Federal National Mortgage Assoc.	3.500%	12/01/41	842		867,558
Federal National Mortgage Assoc.	3.500%	03/01/42	776		799,503
Federal National Mortgage Assoc.	3.500%	05/01/42	3,808		3,922,134
Federal National Mortgage Assoc.	3.500%	12/01/42	1,916		1,972,406
Federal National Mortgage Assoc.	3.500%	03/01/43	955		981,980
Federal National Mortgage Assoc.	3.500%	TBA	4,000		4,101,406
Federal National Mortgage Assoc.	3.500%	06/01/45	8,075		8,286,365
Federal National Mortgage Assoc.	3.500%	12/01/46	2,430		2,493,069
Federal National Mortgage Assoc.	4.000%	09/01/40	1,646		1,728,022
Federal National Mortgage Assoc.	4.000%	01/01/41	2,111		2,216,019
Federal National Mortgage Assoc.	4.000%	07/01/42	601		630,084
Federal National Mortgage Assoc.	4.000%	09/01/44	1,768		1,849,572
Federal National Mortgage Assoc.	4.500%	01/01/20	39		40,041
Federal National Mortgage Assoc.	4.500%	04/01/41	1,812		1,942,358
Federal National Mortgage Assoc.	4.500%	01/01/45	466		496,454
Federal National Mortgage Assoc.	5.000%	07/01/18	3		3,538
Federal National Mortgage Assoc.	5.000%	08/01/18	16		16,131
Federal National Mortgage Assoc.	5.000%	01/01/19	97		98,931
Federal National Mortgage Assoc.	5.000%	02/01/19	108		109,824
Federal National Mortgage Assoc.	5.000%	11/01/19	46		46,476
Federal National Mortgage Assoc.	5.000%	12/01/31	72		78,136
Federal National Mortgage Assoc.	5.000%	03/01/34	499		543,735
Federal National Mortgage Assoc.	5.000%	07/01/35	194		212,177
Federal National Mortgage Assoc.	5.000%	09/01/35	111		121,866
Federal National Mortgage Assoc.	5.000%	11/01/35	118		128,818
Federal National Mortgage Assoc.	5.000%	05/01/36	78		85,624
Federal National Mortgage Assoc.	5.500%	10/01/18	26		26,543
Federal National Mortgage Assoc.	5.500%	10/01/18	26		25,776
Federal National Mortgage Assoc.	5.500%	11/01/18	18		17,849
Federal National Mortgage Assoc.	5.500%	02/01/34	442		492,325
Federal National Mortgage Assoc.	5.500%	09/01/34	805		899,515
Federal National Mortgage Assoc.	5.500%	02/01/35	750		838,928
Federal National Mortgage Assoc.	5.500%	06/01/35	274		302,938
Federal National Mortgage Assoc.	5.500%	06/01/35	178		195,741
Federal National Mortgage Assoc.	5.500%	09/01/35	116		127,953
Federal National Mortgage Assoc.	5.500%	09/01/35	407		448,680
Federal National Mortgage Assoc.	5.500%	10/01/35	433		477,446
Federal National Mortgage Assoc.	5.500%	11/01/35	1,153		1,274,667
Federal National Mortgage Assoc.	5.500%	11/01/35	944		1,048,442
Federal National Mortgage Assoc.	5.500%	11/01/36	14		15,088
Federal National Mortgage Assoc.	6.000%	08/01/21	49		50,448
Federal National Mortgage Assoc.	6.000%	09/01/21	20		20,744
Federal National Mortgage Assoc.	6.000%	07/01/22	2		1,767
Federal National Mortgage Assoc.	6.000%	09/01/33	1		682
Federal National Mortgage Assoc.	6.000%	11/01/33	2		1,802
Federal National Mortgage Assoc.	6.000%	02/01/34	1		914
Federal National Mortgage Assoc.	6.000%	06/01/34	—	(r)	220
Federal National Mortgage Assoc.	6.000%	09/01/34	32		36,821
Federal National Mortgage Assoc.	6.000%	09/01/34	30		33,469
Federal National Mortgage Assoc.	6.000%	09/01/34	—	(r)	445
Federal National Mortgage Assoc.	6.000%	11/01/34	4		4,813
Federal National Mortgage Assoc.	6.000%	11/01/34	52		58,680

Federal National Mortgage Assoc.	6.000%	02/01/35	1	1,482
Federal National Mortgage Assoc.	6.000%	03/01/35	21	23,763
Federal National Mortgage Assoc.	6.000%	04/01/35	1	1,184
Federal National Mortgage Assoc.	6.000%	12/01/35	192	214,818
Federal National Mortgage Assoc.	6.000%	01/01/36	320	359,311
Federal National Mortgage Assoc.	6.000%	05/01/36	137	154,429
Federal National Mortgage Assoc.	6.000%	05/01/36	479	543,472
Federal National Mortgage Assoc.	6.250%	05/15/29	210	280,767
Federal National Mortgage Assoc.	6.500%	07/01/32	870	976,609
Federal National Mortgage Assoc.	6.500%	08/01/32	338	374,150
Federal National Mortgage Assoc.	6.500%	09/01/32	100	110,606
Federal National Mortgage Assoc.	6.500%	10/01/32	103	114,493
Federal National Mortgage Assoc.	6.500%	10/01/32	815	926,962
Federal National Mortgage Assoc.	6.500%	10/01/37	540	613,799
Federal National Mortgage Assoc.	6.625%	11/15/30	350	493,127
Federal National Mortgage Assoc.	7.000%	05/01/24	6	6,171
Federal National Mortgage Assoc.	7.000%	05/01/24	8	7,596
Federal National Mortgage Assoc.	7.000%	05/01/24	106	116,653
Federal National Mortgage Assoc.	7.000%	05/01/24	29	30,055
Federal National Mortgage Assoc.	7.000%	05/01/24	22	23,066
Federal National Mortgage Assoc.	7.000%	05/01/24	20	20,096
Federal National Mortgage Assoc.	7.000%	12/01/31	1	1,342
Federal National Mortgage Assoc.	7.000%	12/01/31	362	407,929
Federal National Mortgage Assoc.	7.000%	09/01/33	70	71,600
Federal National Mortgage Assoc.	7.000%	10/01/33	33	33,239
Federal National Mortgage Assoc.	7.000%	11/01/33	73	74,687
Federal National Mortgage Assoc.	7.000%	11/01/33	12	12,118
Federal National Mortgage Assoc.	7.000%	02/01/36	12	12,891
Federal National Mortgage Assoc.	9.000%	04/01/25	5	5,774
Federal National Mortgage Assoc.	9.500%	01/01/25	3	2,977
Federal National Mortgage Assoc.	9.500%	01/01/25	2	1,920
Federal National Mortgage Assoc.	9.500%	01/01/25	9	8,556
Federal National Mortgage Assoc.	9.500%	02/01/25	3	2,681
Federal National Mortgage Assoc.	3.000%	TBA	500	509,453
Federal National Mortgage Assoc.	4.000%	TBA	6,750	7,045,049
Federal National Mortgage Assoc.	4.500%	TBA	1,000	1,062,871
Government National Mortgage Assoc.	3.000%	10/20/46	472	475,906
Government National Mortgage Assoc.	2.500%	12/20/46	659	643,026
Government National Mortgage Assoc.	3.000%	03/15/45	2,989	3,015,259
Government National Mortgage Assoc.	3.000%	02/20/47	9,516	9,598,564
Government National Mortgage Assoc.	3.500%	TBA	2,500	2,585,205
Government National Mortgage Assoc.	3.500%	04/20/42	497	516,720
Government National Mortgage Assoc.	3.500%	01/20/43	2,755	2,864,352
Government National Mortgage Assoc.	3.500%	04/20/43	1,290	1,341,453
Government National Mortgage Assoc.	3.500%	03/20/45	2,553	2,644,629
Government National Mortgage Assoc.	3.500%	04/20/45	1,441	1,492,288
Government National Mortgage Assoc.	3.500%	07/20/46	5,201	5,383,887
Government National Mortgage Assoc.	4.000%	02/20/41	662	698,387
Government National Mortgage Assoc.	4.000%	06/20/44	1,497	1,575,230
Government National Mortgage Assoc.	4.000%	08/20/44	445	467,750
Government National Mortgage Assoc.	4.500%	02/20/40	406	432,778
Government National Mortgage Assoc.	4.500%	01/20/41	232	247,160
Government National Mortgage Assoc.	4.500%	02/20/41	1,173	1,248,616
Government National Mortgage Assoc.	4.500%	03/20/41	599	637,265
Government National Mortgage Assoc.	4.500%	06/20/44	897	954,939
Government National Mortgage Assoc.	4.500%	02/20/46	92	98,115
Government National Mortgage Assoc.	4.500%	03/20/46	487	513,464
Government National Mortgage Assoc.	4.500%	03/20/47	3,499	3,690,283
Government National Mortgage Assoc.	5.000%	07/15/33	681	748,292
Government National Mortgage Assoc.	5.000%	09/15/33	790	860,904

Government National Mortgage Assoc.	5.000%	04/15/34	67		72,616
Government National Mortgage Assoc.	5.500%	02/15/34	560		624,322
Government National Mortgage Assoc.	5.500%	02/15/36	141		158,613
Government National Mortgage Assoc.	7.000%	03/15/22	—	(r)	443
Government National Mortgage Assoc.	7.000%	12/15/22	1		1,215
Government National Mortgage Assoc.	7.000%	12/15/22	—	(r)	393
Government National Mortgage Assoc.	7.000%	01/15/23	2		2,391
Government National Mortgage Assoc.	7.000%	01/15/23	4		4,293
Government National Mortgage Assoc.	7.000%	01/15/23	2		2,093
Government National Mortgage Assoc.	7.000%	01/15/23	1		548
Government National Mortgage Assoc.	7.000%	01/15/23	4		3,972
Government National Mortgage Assoc.	7.000%	02/15/23	4		3,635
Government National Mortgage Assoc.	7.000%	03/15/23	4		4,329
Government National Mortgage Assoc.	7.000%	03/15/23	3		2,743
Government National Mortgage Assoc.	7.000%	04/15/23	5		5,433
Government National Mortgage Assoc.	7.000%	04/15/23	1		1,426
Government National Mortgage Assoc.	7.000%	04/15/23	3		3,183
Government National Mortgage Assoc.	7.000%	04/15/23	1		1,307
Government National Mortgage Assoc.	7.000%	05/15/23	4		4,473
Government National Mortgage Assoc.	7.000%	05/15/23	9		9,517
Government National Mortgage Assoc.	7.000%	05/15/23	1		931
Government National Mortgage Assoc.	7.000%	05/15/23	2		1,946
Government National Mortgage Assoc.	7.000%	05/15/23	3		2,908
Government National Mortgage Assoc.	7.000%	05/15/23	3		2,755
Government National Mortgage Assoc.	7.000%	05/15/23	—	(r)	126
Government National Mortgage Assoc.	7.000%	05/15/23	1		742
Government National Mortgage Assoc.	7.000%	05/15/23	1		1,519
Government National Mortgage Assoc.	7.000%	05/15/23	2		1,813
Government National Mortgage Assoc.	7.000%	05/15/23	43		44,838
Government National Mortgage Assoc.	7.000%	05/15/23	—	(r)	413
Government National Mortgage Assoc.	7.000%	05/15/23	6		6,502
Government National Mortgage Assoc.	7.000%	06/15/23	2		2,385
Government National Mortgage Assoc.	7.000%	06/15/23	1		529
Government National Mortgage Assoc.	7.000%	06/15/23	4		4,101
Government National Mortgage Assoc.	7.000%	06/15/23	2		1,918
Government National Mortgage Assoc.	7.000%	06/15/23	1		918
Government National Mortgage Assoc.	7.000%	06/15/23	—	(r)	309
Government National Mortgage Assoc.	7.000%	06/15/23	2		1,627
Government National Mortgage Assoc.	7.000%	06/15/23	—	(r)	249
Government National Mortgage Assoc.	7.000%	06/15/23	3		3,164
Government National Mortgage Assoc.	7.000%	07/15/23	2		1,859
Government National Mortgage Assoc.	7.000%	07/15/23	1		802
Government National Mortgage Assoc.	7.000%	07/15/23	1		861
Government National Mortgage Assoc.	7.000%	07/15/23	17		17,706
Government National Mortgage Assoc.	7.000%	07/15/23	3		3,345
Government National Mortgage Assoc.	7.000%	07/15/23	3		3,371
Government National Mortgage Assoc.	7.000%	07/15/23	—	(r)	416
Government National Mortgage Assoc.	7.000%	07/15/23	1		952
Government National Mortgage Assoc.	7.000%	07/15/23	2		2,252
Government National Mortgage Assoc.	7.000%	07/15/23	4		4,239
Government National Mortgage Assoc.	7.000%	07/15/23	—	(r)	295
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,145
Government National Mortgage Assoc.	7.000%	08/15/23	2		2,268
Government National Mortgage Assoc.	7.000%	08/15/23	3		3,377
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,067
Government National Mortgage Assoc.	7.000%	08/15/23	4		4,091
Government National Mortgage Assoc.	7.000%	08/15/23	6		6,588
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,185
Government National Mortgage Assoc.	7.000%	08/15/23	2		1,654
Government National Mortgage Assoc.	7.000%	08/15/23	1		672

Government National Mortgage Assoc.	7.000%	08/15/23	2		1,930
Government National Mortgage Assoc.	7.000%	08/15/23	5		5,312
Government National Mortgage Assoc.	7.000%	08/15/23	1		1,213
Government National Mortgage Assoc.	7.000%	08/15/23	2		1,619
Government National Mortgage Assoc.	7.000%	08/15/23	6		5,930
Government National Mortgage Assoc.	7.000%	08/15/23	3		3,333
Government National Mortgage Assoc.	7.000%	08/15/23	8		8,862
Government National Mortgage Assoc.	7.000%	08/15/23	—	(r)	391
Government National Mortgage Assoc.	7.000%	09/15/23	1		1,432
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,919
Government National Mortgage Assoc.	7.000%	09/15/23	41		43,499
Government National Mortgage Assoc.	7.000%	09/15/23	2		1,717
Government National Mortgage Assoc.	7.000%	09/15/23	1		848
Government National Mortgage Assoc.	7.000%	09/15/23	1		1,453
Government National Mortgage Assoc.	7.000%	09/15/23	1		1,156
Government National Mortgage Assoc.	7.000%	09/15/23	12		12,763
Government National Mortgage Assoc.	7.000%	10/15/23	—	(r)	381
Government National Mortgage Assoc.	7.000%	10/15/23	—	(r)	256
Government National Mortgage Assoc.	7.000%	10/15/23	1		689
Government National Mortgage Assoc.	7.000%	10/15/23	4		4,332
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,465
Government National Mortgage Assoc.	7.000%	10/15/23	13		13,243
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,251
Government National Mortgage Assoc.	7.000%	10/15/23	6		5,792
Government National Mortgage Assoc.	7.000%	10/15/23	6		6,194
Government National Mortgage Assoc.	7.000%	10/15/23	9		9,194
Government National Mortgage Assoc.	7.000%	10/15/23	5		5,308
Government National Mortgage Assoc.	7.000%	10/15/23	45		46,503
Government National Mortgage Assoc.	7.000%	10/15/23	52		54,842
Government National Mortgage Assoc.	7.000%	10/15/23	8		7,719
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,930
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,612
Government National Mortgage Assoc.	7.000%	10/15/23	16		16,095
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,338
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,086
Government National Mortgage Assoc.	7.000%	10/15/23	7		7,548
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,091
Government National Mortgage Assoc.	7.000%	10/15/23	1		1,314
Government National Mortgage Assoc.	7.000%	10/15/23	7		7,502
Government National Mortgage Assoc.	7.000%	10/15/23	—	(r)	305
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,754
Government National Mortgage Assoc.	7.000%	10/15/23	6		5,684
Government National Mortgage Assoc.	7.000%	10/15/23	3		3,244
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,086
Government National Mortgage Assoc.	7.000%	10/15/23	2		2,214
Government National Mortgage Assoc.	7.000%	10/15/23	5		5,023
Government National Mortgage Assoc.	7.000%	10/15/23	2		1,687
Government National Mortgage Assoc.	7.000%	11/15/23	8		8,325
Government National Mortgage Assoc.	7.000%	11/15/23	15		16,226
Government National Mortgage Assoc.	7.000%	11/15/23	3		3,438
Government National Mortgage Assoc.	7.000%	11/15/23	4		4,651
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,100
Government National Mortgage Assoc.	7.000%	11/15/23	2		2,087
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,879
Government National Mortgage Assoc.	7.000%	11/15/23	1		1,336
Government National Mortgage Assoc.	7.000%	11/15/23	10		10,866
Government National Mortgage Assoc.	7.000%	11/15/23	11		11,626
Government National Mortgage Assoc.	7.000%	11/15/23	1		579
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,571

Government National Mortgage Assoc.	7.000%	11/15/23	8		7,952
Government National Mortgage Assoc.	7.000%	11/15/23	5		5,178
Government National Mortgage Assoc.	7.000%	11/15/23	5		5,682
Government National Mortgage Assoc.	7.000%	11/15/23	9		8,789
Government National Mortgage Assoc.	7.000%	11/15/23	4		4,110
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,675
Government National Mortgage Assoc.	7.000%	11/15/23	3		2,928
Government National Mortgage Assoc.	7.000%	11/15/23	1		737
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,702
Government National Mortgage Assoc.	7.000%	11/15/23	1		1,047
Government National Mortgage Assoc.	7.000%	11/15/23	14		14,206
Government National Mortgage Assoc.	7.000%	11/15/23	2		1,685
Government National Mortgage Assoc.	7.000%	12/15/23	4		4,408
Government National Mortgage Assoc.	7.000%	12/15/23	4		3,817
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,168
Government National Mortgage Assoc.	7.000%	12/15/23	28		29,272
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,792
Government National Mortgage Assoc.	7.000%	12/15/23	6		5,993
Government National Mortgage Assoc.	7.000%	12/15/23	1		542
Government National Mortgage Assoc.	7.000%	12/15/23	9		9,087
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,976
Government National Mortgage Assoc.	7.000%	12/15/23	19		20,060
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,275
Government National Mortgage Assoc.	7.000%	12/15/23	4		4,724
Government National Mortgage Assoc.	7.000%	12/15/23	9		9,534
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,325
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,030
Government National Mortgage Assoc.	7.000%	12/15/23	3		3,076
Government National Mortgage Assoc.	7.000%	12/15/23	2		2,114
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,274
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,333
Government National Mortgage Assoc.	7.000%	12/15/23	8		8,746
Government National Mortgage Assoc.	7.000%	12/15/23	5		5,393
Government National Mortgage Assoc.	7.000%	12/15/23	1		957
Government National Mortgage Assoc.	7.000%	12/15/23	1		743
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,528
Government National Mortgage Assoc.	7.000%	12/15/23	11		11,692
Government National Mortgage Assoc.	7.000%	12/15/23	4		4,291
Government National Mortgage Assoc.	7.000%	12/15/23	6		6,108
Government National Mortgage Assoc.	7.000%	12/15/23	3		2,695
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,605
Government National Mortgage Assoc.	7.000%	12/15/23	1		1,333
Government National Mortgage Assoc.	7.000%	12/15/23	2		1,754
Government National Mortgage Assoc.	7.000%	12/15/23	17		17,485
Government National Mortgage Assoc.	7.000%	01/15/24	1		1,383
Government National Mortgage Assoc.	7.000%	01/15/24	5		5,162
Government National Mortgage Assoc.	7.000%	01/15/24	6		5,790
Government National Mortgage Assoc.	7.000%	01/15/24	2		1,732
Government National Mortgage Assoc.	7.000%	01/15/24	2		1,677
Government National Mortgage Assoc.	7.000%	01/15/24	1		1,141
Government National Mortgage Assoc.	7.000%	01/15/24	8		8,528
Government National Mortgage Assoc.	7.000%	01/15/24	3		3,270
Government National Mortgage Assoc.	7.000%	01/15/24	3		2,724
Government National Mortgage Assoc.	7.000%	01/15/24	2		2,208
Government National Mortgage Assoc.	7.000%	01/15/24	—	(r)	442
Government National Mortgage Assoc.	7.000%	01/15/24	3		3,042
Government National Mortgage Assoc.	7.000%	01/15/24	5		4,889
Government National Mortgage Assoc.	7.000%	02/15/24	1		765
Government National Mortgage Assoc.	7.000%	02/15/24	—	(r)	481
Government National Mortgage Assoc.	7.000%	02/15/24	13		13,860

Government National Mortgage Assoc.	7.000%	02/15/24	1		885
Government National Mortgage Assoc.	7.000%	02/15/24	2		1,969
Government National Mortgage Assoc.	7.000%	02/15/24	4		4,280
Government National Mortgage Assoc.	7.000%	02/15/24	2		2,297
Government National Mortgage Assoc.	7.000%	03/15/24	1		1,080
Government National Mortgage Assoc.	7.000%	03/15/24	—	(r)	47
Government National Mortgage Assoc.	7.000%	03/15/24	—	(r)	132
Government National Mortgage Assoc.	7.000%	03/15/24	1		1,473
Government National Mortgage Assoc.	7.000%	03/15/24	1		641
Government National Mortgage Assoc.	7.000%	03/15/24	2		2,063
Government National Mortgage Assoc.	7.000%	03/15/24	3		3,646
Government National Mortgage Assoc.	7.000%	03/15/24	2		1,726
Government National Mortgage Assoc.	7.000%	04/15/24	4		3,854
Government National Mortgage Assoc.	7.000%	04/15/24	1		942
Government National Mortgage Assoc.	7.000%	04/15/24	3		3,108
Government National Mortgage Assoc.	7.000%	04/15/24	5		5,354
Government National Mortgage Assoc.	7.000%	04/15/24	1		623
Government National Mortgage Assoc.	7.000%	04/15/24	—	(r)	333
Government National Mortgage Assoc.	7.000%	04/15/24	2		1,844
Government National Mortgage Assoc.	7.000%	04/15/24	1		933
Government National Mortgage Assoc.	7.000%	04/15/24	1		768
Government National Mortgage Assoc.	7.000%	04/15/24	2		2,551
Government National Mortgage Assoc.	7.000%	04/15/24	12		12,737
Government National Mortgage Assoc.	7.000%	04/15/24	8		7,787
Government National Mortgage Assoc.	7.000%	04/15/24	1		900
Government National Mortgage Assoc.	7.000%	04/15/24	2		2,354
Government National Mortgage Assoc.	7.000%	04/15/24	1		1,319
Government National Mortgage Assoc.	7.000%	04/15/24	3		2,778
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,166
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,688
Government National Mortgage Assoc.	7.000%	05/15/24	1		827
Government National Mortgage Assoc.	7.000%	05/15/24	—	(r)	325
Government National Mortgage Assoc.	7.000%	05/15/24	11		11,674
Government National Mortgage Assoc.	7.000%	05/15/24	2		2,003
Government National Mortgage Assoc.	7.000%	05/15/24	8		8,556
Government National Mortgage Assoc.	7.000%	05/15/24	3		2,713
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,336
Government National Mortgage Assoc.	7.000%	05/15/24	5		5,244
Government National Mortgage Assoc.	7.000%	05/15/24	8		7,937
Government National Mortgage Assoc.	7.000%	05/15/24	3		2,748
Government National Mortgage Assoc.	7.000%	06/15/24	1		1,371
Government National Mortgage Assoc.	7.000%	06/15/24	1		540
Government National Mortgage Assoc.	7.000%	06/15/24	1		657
Government National Mortgage Assoc.	7.000%	06/15/24	6		6,467
Government National Mortgage Assoc.	7.000%	06/15/24	4		4,394
Government National Mortgage Assoc.	7.000%	06/15/24	11		11,617
Government National Mortgage Assoc.	7.000%	06/15/24	4		3,673
Government National Mortgage Assoc.	7.000%	06/15/24	7		7,641
Government National Mortgage Assoc.	7.000%	06/15/24	8		8,176
Government National Mortgage Assoc.	7.000%	06/15/24	2		1,990
Government National Mortgage Assoc.	7.000%	07/15/24	3		3,402
Government National Mortgage Assoc.	7.000%	07/15/24	2		2,024
Government National Mortgage Assoc.	7.000%	10/15/24	10		10,574
Government National Mortgage Assoc.	7.000%	02/15/29	21		21,788
Government National Mortgage Assoc.	7.500%	01/15/23	—	(r)	458
Government National Mortgage Assoc.	7.500%	01/15/23	—	(r)	178
Government National Mortgage Assoc.	7.500%	03/15/23	1		1,268
Government National Mortgage Assoc.	7.500%	05/15/23	1		854
Government National Mortgage Assoc.	7.500%	05/15/23	7		7,084

Government National Mortgage Assoc.	7.500%		06/15/23	—	(r)	435
Government National Mortgage Assoc.	7.500%		07/15/23	—	(r)	223
Government National Mortgage Assoc.	7.500%		07/15/23	—	(r)	269
Government National Mortgage Assoc.	7.500%		09/15/23	3		3,414
Government National Mortgage Assoc.	7.500%		10/15/23	10		11,059
Government National Mortgage Assoc.	7.500%		10/15/23	5		4,558
Government National Mortgage Assoc.	7.500%		11/15/23	1		861
Government National Mortgage Assoc.	7.500%		11/15/23	11		11,452
Government National Mortgage Assoc.	7.500%		12/15/23	1		796
Government National Mortgage Assoc.	7.500%		12/15/23	5		5,192
Government National Mortgage Assoc.	7.500%		01/15/24	1		751
Government National Mortgage Assoc.	7.500%		01/15/24	16		16,369
Government National Mortgage Assoc.	7.500%		01/15/24	4		3,823
Government National Mortgage Assoc.	7.500%		01/15/24	15		15,532
Government National Mortgage Assoc.	7.500%		01/15/24	3		3,302
Government National Mortgage Assoc.	7.500%		01/15/24	2		2,135
Government National Mortgage Assoc.	7.500%		02/15/24	1		1,166
Government National Mortgage Assoc.	7.500%		02/15/24	13		14,344
Government National Mortgage Assoc.	7.500%		03/15/24	1		812
Government National Mortgage Assoc.	7.500%		03/15/24	4		3,783
Government National Mortgage Assoc.	7.500%		03/15/24	2		1,558
Government National Mortgage Assoc.	7.500%		04/15/24	3		3,321
Government National Mortgage Assoc.	7.500%		04/15/24	7		7,404
Government National Mortgage Assoc.	7.500%		04/15/24	3		3,058
Government National Mortgage Assoc.	7.500%		05/15/24	1		1,513
Government National Mortgage Assoc.	7.500%		05/15/24	1		805
Government National Mortgage Assoc.	7.500%		05/15/24	2		2,058
Government National Mortgage Assoc.	7.500%		06/15/24	4		4,747
Government National Mortgage Assoc.	7.500%		06/15/24	3		3,488
Government National Mortgage Assoc.	7.500%		06/15/24	2		1,539
Government National Mortgage Assoc.	7.500%		06/15/24	6		6,362
Government National Mortgage Assoc.	7.500%		07/15/24	6		6,063
Government National Mortgage Assoc.	7.500%		07/15/24	14		14,221
Government National Mortgage Assoc.	8.500%		04/15/25	162		184,545
Government National Mortgage Assoc.	9.500%		08/20/20	—	(r)	60
Government National Mortgage Assoc.	9.500%		07/20/21	—	(r)	29
Government National Mortgage Assoc.	9.500%		08/20/21	6		5,599
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	2,269		2,339,362
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,700		3,155,213
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.605	%(s)	01/15/21	3,548		3,327,033
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.862	%(s)	01/15/30	1,260		889,203
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.099	%(s)	04/15/30	2,915		2,042,115
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	335		341,119
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	1,300		1,685,724
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	1,170		1,687,691
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	5,400		5,238,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $206,683,599)						206,790,186

U.S. TREASURY OBLIGATIONS 33.8%
U.S. Treasury Bonds	2.250%		10/31/24	960		956,213
U.S. Treasury Bonds	2.500%		02/15/45	2,120		1,986,009
U.S. Treasury Bonds	2.750%		08/15/47	2,300		2,260,828
U.S. Treasury Bonds	2.875%		05/15/43	1,400		1,415,531
U.S. Treasury Bonds	2.875%		08/15/45	110		110,941
U.S. Treasury Bonds	3.000%		11/15/44	900		930,270
U.S. Treasury Bonds	3.000%		05/15/45	1,935		1,998,946
U.S. Treasury Bonds	3.000%		02/15/47	245		253,058
U.S. Treasury Bonds	3.000%		05/15/47	1,800		1,859,414

U.S. Treasury Bonds	3.625%		08/15/43	1,780	2,046,235
U.S. Treasury Bonds	4.250%		11/15/40	8,535	10,704,757
U.S. Treasury Bonds	4.750%		02/15/41	735	986,364
U.S. Treasury Notes	0.750%		02/28/18	5	4,993
U.S. Treasury Notes	1.375%		04/30/21	14,605	14,307,765
U.S. Treasury Notes	1.625%		04/30/23	7,660	7,437,980
U.S. Treasury Notes	1.750%		03/31/22	2,475	2,440,292
U.S. Treasury Notes	1.875%		04/30/22	15,253	15,098,683
U.S. Treasury Notes	2.000%		10/31/22	730	725,323
U.S. Treasury Notes(k)	2.000%		11/30/22	1,505	1,494,653
U.S. Treasury Notes	2.000%		06/30/24	4,795	4,708,278
U.S. Treasury Notes	2.125%		06/30/21	5,220	5,241,206
U.S. Treasury Notes	2.125%		09/30/21	20,060	20,123,471
U.S. Treasury Notes	2.125%		06/30/22	4,040	4,041,105
U.S. Treasury Notes	2.125%		12/31/22	1,005	1,003,430
U.S. Treasury Notes	2.125%		02/29/24	6,945	6,884,774
U.S. Treasury Notes	2.125%		11/30/24	200	197,516
U.S. Treasury Notes	2.125%		05/15/25	12,865	12,674,035
U.S. Treasury Notes	2.250%		12/31/23	13,900	13,895,113
U.S. Treasury Strips Coupon	1.881	%(s)	05/15/31	1,100	767,225
U.S. Treasury Strips Coupon	1.898	%(s)	08/15/29	1,100	810,577
U.S. Treasury Strips Coupon	2.037	%(s)	02/15/24	1,365	1,180,236
U.S. Treasury Strips Coupon	2.100	%(s)	11/15/35	2,200	1,337,982
U.S. Treasury Strips Coupon	2.184	%(s)	02/15/28	695	535,981
U.S. Treasury Strips Coupon	2.241	%(s)	05/15/28	345	264,207
U.S. Treasury Strips Coupon	2.264	%(s)	08/15/40	2,200	1,143,443
U.S. Treasury Strips Coupon	2.280	%(s)	02/15/29	345	257,757
U.S. Treasury Strips Coupon	2.384	%(s)	05/15/29	710	527,371
U.S. Treasury Strips Coupon	2.404	%(s)	08/15/21	5,070	4,702,892
U.S. Treasury Strips Coupon(k)	3.076	%(s)	08/15/24	6,700	5,712,805
U.S. Treasury Strips Principal, PO	2.543	%(s)	02/15/45	1,365	622,106
U.S. Treasury Strips Principal, PO	2.545	%(s)	05/15/43	1,580	761,008
U.S. Treasury Strips Principal, PO	2.873	%(s)	05/15/45	2,470	1,118,649
U.S. Treasury Strips Principal, PO	3.005	%(s)	11/15/44	1,045	480,816
U.S. Treasury Strips Principal, PO	3.626	%(s)	05/15/44	2,865	1,338,295

TOTAL U.S. TREASURY OBLIGATIONS (cost $159,745,789)					157,348,533

TOTAL LONG-TERM INVESTMENTS (cost $470,756,393)					468,312,813

SHORT-TERM INVESTMENT — 4.2%
				Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $19,646,006)(w)				19,646,006	19,646,006

TOTAL INVESTMENTS — 104.9% (cost $490,402,399)					487,958,819
Liabilities in excess of other assets(z) — (4.9)%					(22,752,277)

NET ASSETS — 100.0%					$465,206,542

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
835	2 Year U.S. Treasury Notes	Mar. 2018	$179,126,748	$179,029,219	$(97,529)
186	5 Year U.S. Treasury Notes	Mar. 2018	21,679,745	21,639,937	(39,808)
303	10 Year U.S. Treasury Notes	Mar. 2018	37,765,866	37,586,203	(179,663)
75	10 Year U.S. Ultra Treasury Notes	Mar. 2018	10,050,118	9,987,891	(62,227)
260	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	43,348,840	42,867,500	(481,340)

					(860,567)

	Short Positions:
229	90 day Euro Dollar	Dec. 2018	56,136,013	56,062,062	73,951
412	20 Year U.S. Treasury Bonds	Mar. 2018	62,932,569	62,508,125	424,444

					498,395

					$(362,172)

A security with a market value of $1,022,919 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at November 30, 2017.

Inflation Swap Agreements outstanding at November 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
1,050	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$24	$(3,635)	$(3,659)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at November 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
38,885	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(14,797)	$107,169	$121,966
8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(4,485)	21,894	26,379
14,465	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	4,073	11,587	7,514
7,580	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	62,254	6,785	(55,469)
10,895	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(160,491)	(160,491)
14,455	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	716,970	547,782	(169,188)
1,385	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	37	2,084	2,047
2,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	7,401	7,497	96
5,496	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,501)	2,040	7,541
2,185	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(4,754)	(3,542)	1,212
1,865	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	13,827	13,827
36,995	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	43,752	270,468	226,716
6,770	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	22,785	47,158	24,373
1,585	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	—	—	—
2,920	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	171	16,334	16,163
8,520	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	92	21,405	21,313
115	05/15/26	1.652%(S)	3 Month LIBOR(1)(Q)	6	6,185	6,179
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,762	94,290	40,528
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	21,061	19,064
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	6,129	6,129
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	(3,077)	(1,442)
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	4,441	4,441
4,650	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(30,302)	(142,898)	(112,596)

				$851,826	$898,128	$46,302

A security with a market value of $2,690,134 has been segregated with Citigroup Global Markets to cover requirement for open centrally cleared swap contracts at November 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$23,236,854	$—
Small Business Loan	—	89,142	—
Commercial Mortgage-Backed Securities	—	73,678,192	—
Corporate Bonds	—	5,582,244	—
Municipal Bonds	—	1,173,278	—
Residential Mortgage-Backed Securities	—	414,384	—
U.S. Government Agency Obligations	—	206,790,186	—
U.S. Treasury Obligations	—	157,348,533	—
Affiliated Mutual Fund	19,646,006	—	—
Other Financial Instruments*
Futures Contracts	(362,172)	—	—
Centrally Cleared Inflation Swaps Agreements	—	(3,659)	—
Centrally Cleared Interest Rate Swap Agreements	—	46,302	—

Total	$19,283,834	$468,355,456	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
AID	Agency for International Development
BABs	Build America Bonds
CLO CPI	Collateralized Loan Obligation Consumer Price Index
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted
OTC	Over-the-counter
P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
L2	Level 2
L3	Level 3
A M	Annual payment frequency for swaps. Monthly payment frequency for swaps.
Q	Quarterly payment frequency for swaps.
S	Semiannual payment frequency for swaps.
T	Swap payment upon termination

Notes to Schedules of Investments

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.